Earnings and Dividends Per Common Share, Dividends Declared Per Common Shares (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share, Basic and Diluted, Other Disclosures [Abstract]
Dividends declared per common share (in dollars per share)	$ 1.30	$ 1.10	$ 0.60